Organization and Nature of Business (Details) $ / shares in Units, $ in Millions		3 Months Ended			12 Months Ended
	Mar. 14, 2023 $ / shares shares	Mar. 31, 2023 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021	Dec. 31, 2022 USD ($) $ / shares	Oct. 17, 2022 $ / shares	Sep. 25, 2022 $ / shares
Organization and Nature of Business (Details) [Line Items]
Number of reportable segments		3	3	1	3
Capital stock value (in Dollars) | $					$ 69
Common stock percentage							100.00%
Common stock par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 4.78
CXApp Inc. [Member]
Organization and Nature of Business (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent	50.00%
CxApp [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock par value (in Dollars per share)							$ 0.00001
CXApp Inc. [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion, shares issued (in Shares) | shares	1
Closing merger days	180 days
Spinoff transaction, stock price trigger (in Dollars per share)	$ 12
CXApp Inc. [Member] | Common Class A [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion ratio	0.0975222161241519
CXApp Inc. [Member] | Common Class C [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion ratio	0.345760584440175